Investments in Joint Ventures and Associates (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Movement In Investments In Joint Ventures and Associates

Movement in investments in joint ventures and associates	December 31 2017 $	December 31 2016 $

Balance, beginning of the year	9.2	4.5
Additions arising on acquisitions	-	3.0
Share of total comprehensive income	2.6	2.4
Dividends and distributions received	(2.0)	(0.8)
Impact of foreign exchange	(0.1)	0.1

Balance, end of the year	9.7	9.2

Summary of Material Joint Ventures, Based on Financial Statements

The significant financial information for these joint ventures, based on their financial statements, are as follows:

	For the year ended December 31		For the year ended December 31
	2017		2016

	PAE	ESH	PAE	ESH
	$	$	$	$

Revenue	61.3	30.1	28.6	-
Other expenses	58.7	30.1	27.6	-
Income tax expense	0.6	-	0.6	-

Net income for the year	2.0	-	0.4	-

Total comprehensive income	2.0	-	0.4	-

The Company has immaterial joint ventures and associates. Summarized financial information for the Company’s share of these immaterial entities are as follows:

	December 31 2017 $	December 31 2016 $
Total comprehensive income	1.8	2.2
Aggregate carrying value	5.0	5.1